Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	3 Months Ended
Sep. 30, 2020 USD ($)
Debt Instrument [Line Items]
Prepaid debt issuance costs	$ 28,549
TMCL V 2017-1 Bonds
Debt Instrument [Line Items]
Write off of unamortized debt issuance cost	2,035
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
Write off of unamortized debt issuance cost	2,518
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
Write off of unamortized debt issuance cost	4,075
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	86
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	84
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	166
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	$ 87